Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Beginning balance at Dec. 31, 2022	$ 2,173,465	$ 239,148	$ 1,678,336	$ (24)	$ 33,053	$ (163,024)	$ 385,976
Profit (loss) for the period	336,866						336,866
Total other comprehensive income (expense)	(1,495)			171	(1,666)		0
Total comprehensive income (expense)	335,371			171	(1,666)		336,866
Transactions with owners of the company
Dividends to equity holders	(369,491)		(211,807)				(157,684)
Treasury shares delivered in respect of share-based payment plans	1,501					1,501
Equity-settled share-based payment	(851)						(851)
Total transactions with owners	(368,841)		(211,807)			1,501	(158,535)
Ending balance at Jun. 30, 2023	2,139,995	239,148	1,466,529	147	31,387	(161,523)	564,307
Beginning balance at Dec. 31, 2023	2,357,373	239,148	1,466,529	235	1,140	(157,595)	807,916
Profit (loss) for the period	679,620						679,620
Total other comprehensive income (expense)	1,141			(309)	1,268		182
Total comprehensive income (expense)	680,761			(309)	1,268		679,802
Transactions with owners of the company
Business Combination	(796,970)						(796,970)
Dividends to equity holders	(887,571)		(835,132)				(52,439)
Treasury shares acquired	(126,913)					(126,913)
Total transactions with owners	(1,811,454)		(835,132)			(126,913)	(849,409)
Ending balance at Jun. 30, 2024	$ 1,226,680	$ 239,148	$ 631,397	$ (74)	$ 2,408	$ (284,508)	$ 638,309